Shareholders Deficit (Six months ended) - USD ($)	Common Stock	Preferred Stock A	Preferred Stock C	Preferred Stock E	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balances at Jun. 30, 2016	537,989,764	1,000,000
Amount Balance at Jun. 30, 2016	$ 537,990	$ 1,000			$ 12,366,476	$ (16,878,382)	$ (3,972,916)
Shares Issued for services rendered	$ 15,701,363
Amount of Shares for services	15,701				499,567		465,268
Shares issued upon conversion of convertible notes	75,761,502
Amount of Shares issued upon Conversion of convertible notes	75,762				112,261		188,023
Benefilcial conversion feature of convertible notes					212,771		212,771
Shares Issued as part of legal settlement	$ 6,800,000
Amount Shares Issued as part of legal settlement	6,800				$ 493,199		$ 499,999
Cashless exercise of Warrants	45,408,834
Amount cashless exercise of warrants	45,409				$ 278,614		$ 324,023
Issuance of common stock for cash	$ 41,485,294
Amount of shares issued for cash	41,485				415,165		156,650
Shares issued for compensation	11,933,557
amount issued for compensation	$ 11,934				$ 399,330		$ 411,264
Net Income (Loss)						(3,140,693)	(3,140,693)
Balances at Dec. 31, 2016	735,080,314	1,000,000
Amount Balance at Dec. 31, 2016	$ 735,081	$ 1,000			$ 14,727,383	(20,019,075)	$ (4,555,611)
Amount Shares issued for aquisitions
Shares Issued for services rendered	$ 28,622,776
Amount of Shares for services	28,623				1,266,023		1,294,646
Shares issued upon conversion of convertible notes	323,331,050
Amount of Shares issued upon Conversion of convertible notes	323,330				3,872,003		4,195,333
Benefilcial conversion feature of convertible notes
Shares Issued as part of legal settlement	$ 45,000,000
Amount Shares Issued as part of legal settlement	45,000				$ 1,356,975		$ 1,401,975
Amount cashless exercise of warrants	1,500				$ 33,000		$ 34,500
Issuance of common stock for cash	$ 24,682,293
Amount of shares issued for cash	24,682				518,518		543,200
Shares issued for compensation	700,550			789,474
amount issued for compensation	$ 701			$ 789	$ 29,570		$ 31,060
amount of preferred shares converted to common shares							14,211
Stock Options to board members and employees					$ 1,642,127		1,642,127
Net Income (Loss)						$ (11,643,339)	$ (11,643,339)
Balances at Dec. 31, 2017	1,159,706,457	1,000,000
Amount Balance at Dec. 31, 2017	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)
Balances at Jun. 30, 2017	786,525,118	1,000,000
Amount Balance at Jun. 30, 2017	$ 786,525	$ 1,000			$ 18,062,830	$ (26,154,633)	$ (7,304,278)
Shares issued upon conversion of convertible notes	321,291,865
Amount of Shares issued upon Conversion of convertible notes	321,292				3,626,114		3,947,406
Shares Issued as part of legal settlement	$ 45,000,000
Amount Shares Issued as part of legal settlement	45,000				1,394,975		$ 1,439,975
Issuance of common stock for cash	$ 500,000
Amount of shares issued for cash	500				8,000		8,500
Shares issued for compensation				789,474
amount issued for compensation				$ 789	$ 14,211		$ 15,000
Stock Options Issued for services renderd	$ 5,600,000
Stock Options issued services rendered amount	$ 5,600				$ 174,563		$ 180,163
Preferred Shares converted to common shares	789,474			(789,474)
amount of preferred shares converted to common shares	$ 789			$ (789)
Stock Options to board members and employees					$ 179,116		179,116
Net Income (Loss)						$ (5,507,781)	$ (5,507,781)
Balances at Dec. 31, 2017	1,159,706,457	1,000,000
Amount Balance at Dec. 31, 2017	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)
Shares Issued for Aquisitions	7,462,688
Amount Shares issued for aquisitions	7,463				67,537		75,000
Shares Issued for services rendered	$ 8,150,531
Amount of Shares for services	8,151				74,112		82,263
Shares issued upon conversion of convertible notes	289,370,558
Amount of Shares issued upon Conversion of convertible notes	289,370				3,731,895		4,021,265
Benefilcial conversion feature of convertible notes					1,554,580		1,554,580
Shares Issued as part of legal settlement	$ (1,818,181)	$ (1,000,000)
Amount Shares Issued as part of legal settlement	(1,818)	(1,000)					$ (2,818)
Issuance of common stock for cash	$ 386,051,448
Amount of shares issued for cash	386,051				3,283,452		3,669,503
Shares issued for compensation	13,597,469
amount issued for compensation	$ 13,597				$ 144,589		$ 158,187
Stock Options Issued for services renderd
Stock Options issued services rendered amount					108,205		108,205
Net Income (Loss)						(3,355,937)	(3,355,937)
Balances at Dec. 31, 2018	1,891,617,372
Amount Balance at Dec. 31, 2018	$ 1,891,617				$ 32,424,179	$ (35,018,351)	$ (702,555)